Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 2,000,669	¥ 1,564,295
Collateral provided for derivative transactions	1,110,240	973,404
Prepaid pension cost	707,464	682,592
Margins provided for futures contracts	363,325	276,398
Miscellaneous receivables	294,262	324,135
Security deposits	127,302	122,858
Loans held for sale	20,546	26,689
Other	1,484,483	1,021,958
Total	6,108,291	4,992,329
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,710,819	1,400,141
Guaranteed trust principal	714,801	683,324
Collateral accepted for derivative transactions	568,881	671,691
Miscellaneous payables	456,138	481,809
Margins accepted for futures contracts	363,221	307,066
Unearned income	130,480	134,666
Factoring amounts owed to customers	22,810	53,488
Other	1,088,413	1,294,340
Total	¥ 6,055,563	¥ 5,026,525